COMMITMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
COMMITMENTS

21.  COMMITMENTS

At June 30 2023, the Company had capital commitments of CNY2,432 (December 31 2022: Nil) associated with mineral exploration for the Zimbabwean lithium mine. The corresponding capital expenditures will be paid along with the progress of the exploration works once the mine formally enters into the exploration phase.

30.	COMMITMENTS
There were no capital commitments as of December 31, 2021 and 2022.